Intangible Assets Other Than Goodwill (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
INTANGIBLE ASSETS OTHER THAN GOODWILL [Abstract]
Amortization of intangible assets and liabilities, net	$ 4,438	$ 4,436	$ 4,486